Organization (Details) $ in Thousands	1 Months Ended					12 Months Ended
	May 31, 2019	Apr. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Nov. 30, 2018	Aug. 18, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2020 CNY (¥)
Organization (Details) [Line Items]
Equity interest, percentage				75.05%		10.00%
Power of attorney agreement, description						The Nominee Shareholders of Big Cloud Network entered into the power of attorney agreement whereby they authorized Borqs Beijing or its designated party to act on behalf of the Nominee Shareholders as exclusive agent and attorney with all respect to all matters concerning the shareholding including but not limited to (1) attend shareholders’ meetings of Big Cloud Network; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint on behalf of each shareholder the senior management members of Big Cloud Network. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains as a shareholder of Big Cloud Network. The power of attorney agreement was subsequently reassigned to Borqs International.
Exclusive option agreement, description						Pursuant to the exclusive option agreement entered into between the Nominee Shareholders and Borqs Beijing or its designated party, the Nominee Shareholders granted Borqs Beijing or its designated party, an irrevocable and exclusive right to purchase all or part of the equity interests held by the Nominee Shareholders in Big Cloud Network, to the extent permitted under the PRC laws, at an amount equal to RMB10 or the minimum consideration permitted under the applicable PRC law. The purchase consideration in excess of RMB10 shall be refunded by the Nominee Shareholders to Borqs Beijing or Borqs Beijing may deduct the excess amount upon payment of consideration. The Nominee Shareholders shall not declare dividend or any form of distribution or grant loans in any form without the prior consent of Borqs Beijing or its designated party. The term of the agreement is 10 years, expiring on June 22, 2024 which will be automatically renewed every three-year thereafter if Borqs Beijing or its designated party does not provide notice of termination to the Nominee Shareholders fifteen days prior to expiration.
Exclusive technical & support agreement, description						Pursuant to the agreement entered into between Borqs Beijing and Big Cloud Network, Big Cloud Network engaged Borqs Beijing or its designated party as its exclusive provider of technical, consulting and other services in relation to its major business during the contractual period in return for service fees which will be determined at the sole discretion of Borqs Beijing or its designated party. The term of the agreement is 10 years, expiring on June 22, 2024, which will be automatically renewed every three-year thereafter if Borqs Beijing or its designated party does not provide notice of termination to the Nominee Shareholders fifteen days prior to expiration.
Contingent liability (in Dollars)						$ 3,200
Accrued amount (in Dollars)						$ 400
Variable interest entity percentage, description	In May 2019, the Company also authorized Jinan Yuantel to actively seek for investors on behalf of the Company to sell 45% of the equity interest in Yuantel held by Big Cloud Network at a consideration which is based on the expected share valuation no less than RMB180 million by June 30, 2019, for which, Jinan Yuantel will be granted the option to purchase the remaining 10% of the equity interest in Yuantel held by Big Cloud Network at a consideration of RMB10 upon achievement of the sale.					The Consolidated VIEs contributed 18%, 29% and 52% of the Group’s consolidated revenues for the years ended December 31, 2018 and 2019 and from January through October of 2020, respectively. As of December 31, 2019 and 2020, the Consolidated VIEs accounted for an aggregate of 22% and nil%, respectively, of the consolidated total assets, and 18% and nil%, respectively, of the consolidated total liabilities.
Net cash consideration (in Dollars)						$ 4,826
Borqs International Holding Corp [Member]
Organization (Details) [Line Items]
Equity interest, percentage					100.00%
Minimum [Member]
Organization (Details) [Line Items]
Estimated loss (in Dollars)						3,200
Maximum [Member]
Organization (Details) [Line Items]
Estimated loss (in Dollars)						$ 3,600
Yuantel Investment [Member]
Organization (Details) [Line Items]
Equity interest, percentage		20.00%	21.00%	79.00%		79.00%	45.00%
Gain on disposal (in Dollars)						$ 10,096
Yuantel Telecom [Member]
Organization (Details) [Line Items]
Equity interest, percentage				95.00%		95.00%
Beijing Big Cloud Network [Member]
Organization (Details) [Line Items]
Equity interest, percentage						75.05%
Jinan Yuantel [Member]
Organization (Details) [Line Items]
Equity interest, percentage						25.00%
RMB [Member]
Organization (Details) [Line Items]
Interest free loans (in Yuan Renminbi) | ¥								¥ 50,000
RMB [Member] | Yuantel Investment [Member]
Organization (Details) [Line Items]
Interest free loans (in Yuan Renminbi) | ¥		¥ 25,000,000	¥ 21,050,000					¥ 22,000,000